Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation
2.1	Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for the years presented.

Basis of consolidation
2.2	Basis of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries in which it has a controlling financial interest. The results of the subsidiaries, VIEs and VIEs’ subsidiaries are consolidated from the date on which the Company obtained control and continue to be consolidated until the date that such control ceases.
The Group has adopted the guidance codified in Accounting Standards Codification (“ASC”) 810, Consolidation, on accounting for VIE, which requires certain variable interest entity to be consolidated by the primary beneficiary in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affect the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.
All intercompany balances and transactions between the Group, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated in consolidation.
VIE Arrangements
Due to PRC laws and regulations that impose certain restrictions or prohibitions on foreign equity ownership of entities providing value-added telecommunications services and certain financial services, the Group operates its websites and other restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain shareholders or affiliates of the Company or other group entities (“Nominee Shareholders”). Since the Company does not have any equity interests in VIEs, in order to exercise effective control over their operations, the Company, through its wholly owned subsidiaries, Jiangsu Manyun and FTA Information (collectively, the “WFOE”), entered into a series of contractual arrangements with its VIEs and their shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from the VIEs and their shareholders’ equity interests in them. Prior to March 2021, a series of contractual arrangements were entered among (i) Jiangsu Manyun, Shanghai Xiwei and its shareholders, (ii) Jiangsu Manyun, Beijing Yunmanman and its shareholders, and (iii) FTA Information, Guiyang Huochebang and its shareholders.
Shanghai Xiwei and its subsidiaries were primarily involved in operating the Group’s Yunmanman apps and providing freight matching services and value-added services, Guiyang Huochebang and its subsidiaries were primarily involved in operating the Group’s Huochebang apps, providing freight matching, value-added, insurance, credit solution and guarantee insurance, credit solution and guarantee services; and Beijing Yunmanman was not engaged in any material business operation.
In March 2021, the Group changed the VIE directly controlled by the WFOE, FTA Information, from Guiyang Huochebang to a newly established PRC entity, Guizhou FTA, which is founded by certain senior officers of the Group. As directed by FTA Information, Guizhou FTA acquired
100%
of equity interest in Guiyang Huochebang for a nominal price from the shareholders of Guiyang Huochebang pursuant to the contractual arrangements between FTA Information and the shareholders of Guiyang Huochebang, and FTA Information gained control over Guizhou FTA through a series of VIE contractual arrangements. Guiyang Huochebang, as a wholly owned subsidiary of Guizhou FTA, continues to hold the licenses required to operate its business following such transactions. The reorganization under common control has no impact on the Company’s consolidated financial statements.
During the fourth quarter of 2021, to remove certain businesses that are not subject to the restriction or prohibition on foreign ownership from the VIE entities, the Group further underwent a reorganization of its VIE structure which was completed in January 2022 (see note 26). By the end of 2021, the Group changed two VIEs directly controlled by the WFOEs, from Beijing Yunmanman and Shanghai Xiwei to Shan’en Technology and Manyun Software, which were former VIEs’ subsidiaries. Beijing Yunmanman and Shanghai Xiwei became wholly owned subsidiaries of VIEs after these changes. The WFOEs gained control over the VIEs through a series of contractual arrangements entered among (i) Jiangsu Manyun, Shan’en Technology and its shareholders, (ii) Jiangsu Manyun, Manyun Software and its shareholders, and (iii) FTA Information, Guizhou FTA and its shareholders.
The reorganization under common control has no impact on the Company’s consolidated financial information. The changes on the VIE entities have no impact on the financial information of the consolidated VIEs presented below as no entities were added to or removed from the VIE structure.
The major clauses in VIE agreements are as follows:
Equity Interest Pledge Agreement
Under the equity interest pledge agreements entered between the WFOE and the shareholders of the VIE, the shareholders pledged all of their equity interests in the VIE to guarantee their performance of their obligations under the exclusive option agreement, exclusive service agreement and power of attorney. If the shareholders of the VIE breach their contractual obligations under the VIE arrangement, the WFOE, as the pledgee, will have the right to dispose the pledged equity interest pursuant to the PRC law. The shareholders of the VIE have not placed any security interests or allowed any encumbrance on the pledged equity interests. The equity interest pledge agreement remains effective until the shareholders of the VIE have fully performed their obligations and repaid their consulting and service fees under the relevant contractual agreements. During the equity pledge period, the WFOE is entitled to all dividends and other distributions generated by the VIE.

Exclusive Option Agreement
Pursuant to the exclusive option agreements entered into among the WFOE, the VIE and the VIE’s shareholders, the VIE’s shareholders irrevocably grant the WFOE or its designated representatives an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the equity interest of the VIE. The exercise price shall be the lowest price as permitted by the applicable PRC law at the time of the transfer of the optioned interest. Without the WFOE’s written consent, the VIE and its shareholders may not sell, transfer, mortgage, or otherwise dispose of in any manner any assets, or legal or beneficial interest in the business or revenues, or allow the encumbrance thereon of any security interest. These agreements will remain effective until all equity interests of the VIE held by its shareholders and all of the VIE’s assets have been transferred or assigned to the WFOE or its designated entities or persons.
Exclusive Service Agreement
Under the exclusive service agreement entered between the WFOE and the VIE, the VIE appoints the WFOE as its exclusive services provider with business support and technical and consulting services. The VIE shall not accept any consultations or services provided by any third party, and shall not cooperate with any third party. The VIE agrees to pay the WFOE a service fee for services performed, which shall be substantially all of the VIE’s profit before tax. The exclusive service agreement remains effective unless terminated by the WFOE.
Power of Attorney
Pursuant to the power of attorney, each shareholder of the VIE has irrevocably authorized the WFOE to exercise the following rights relating to all equity interests held by such shareholder in the VIE during the term of the power of attorney: to act on behalf of such shareholder as its exclusive agent and attorney with respect to all matters concerning its shareholding in the VIE according to the applicable PRC laws and the VIE’s articles of association, including without limitation to: (i) exercising all the shareholder’s voting rights, including but not limited to designating and appointing the directors of the VIE; (ii) asset transfer, capital reduction and capital increase of the VIE; and (iii) other decisions that would have a material effect on the VIE’s assets and operations.
Spousal Consent Letters
Pursuant to the respective spousal consent letters, each of the spouses of the applicable individual shareholders of the VIE acknowledge and confirm the execution of the relevant exclusive service agreement, equity pledge agreement, power of attorney, and exclusive option agreement and irrevocably agrees that they have rights or obligations under these agreements. In addition, each of them agrees not to assert any rights over the equity interest in the VIE held by their respective spouses or over the management of the VIE. In addition, in the event that any of them is required to enter into any agreements related to the equity interest in the VIE held by their respective spouses or the performance of the above mentioned VIE agreements for any reason, such spouses agree to authorize their respective spouses to enter into such agreements.
Risks in relation to the VIE structure
The Company believes that the contractual arrangements amongst the WFOEs, the VIEs and their respective shareholders are in compliance with the PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders or affiliates of shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, the VIEs and their shareholders may fail to take certain actions required for the Company’s business or to follow the Company’s instructions despite their contractual obligations

to do so. Furthermore, if the VIEs or their shareholders do not act in the best interests of the Company under the contractual arrangements and any dispute relating to these contractual arrangements remains unresolved, the Company will have to enforce its rights under these contractual arrangements through the operations of PRC law and courts and therefore will be subject to uncertainties in the PRC legal system. All of these contractual arrangements are governed by PRC law and provided for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements, which may make it difficult to exert effective control over
the VIEs, and its ability to conduct the Company’s business may be adversely affected.
The following amounts and balances of the consolidated VIEs were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions.

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Cash and cash equivalents	2,226,218	2,948,946
Restricted cash—current	84,076	63,294
Short-term investments	238,000	550,000
Accounts receivable, net of allowance for doubtful accounts	33,751	28,734
Amounts due from related parties	—	7,075
Loans receivable, net	1,312,283	1,774,038
Prepayments and other current assets	421,371	849,323
Restricted cash—non-current	13,500	13,500
Property and equipment, net	36,922	100,931
Investments in equity investees	297,628	670,110
Intangible assets, net	15,275	119,298
Goodwill	—	283,256
Deferred tax assets	18,966	20,492
Other non-current assets	147,000	3,836

TOTAL ASSETS	4,844,990	7,432,833

LIABILITIES
Short-term loans	—	9,000
Accounts payable	23,839	29,077
Payable to investors of the consolidated trusts	31,400	—
Prepaid freight listing fees and other service fees	319,156	383,153
Income tax payable	23,554	21,573
Other tax payable	446,610	566,479
Accrued expenses and other current liabilities	620,828	1,045,484
Deferred tax liabilities	—	26,415

TOTAL LIABILITIES	1,465,387	2,081,181

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net Revenues	2,457,922	2,553,535	4,611,044
Net (loss) income	(716,003)	223,957	(920,960)
Net cash (used in) provided by operating activities	(185,829)	682,745	(286,501)
Net cash used in investing activities	(122,872)	(72,390)	(815,721)
Net cash provided by (used in) financing activities	405,690	(888,700)	42,100
The VIEs contributed 99
%
 of the Group’s consolidated net revenues for the years ended December 31, 2019, 2020 and 2021. As of December 31, 2020 and 2021, the VIEs accounted for 19% and 22% of the consolidated total assets, and 70% and 73% of the consolidated total liabilities, respectively.
There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.
The Group believes that there are no assets held in the consolidated VIEs that can be used only to settle obligations of the VIEs, except for the assets of the consolidated trusts presented below. As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Group for any of the liabilities of the consolidated VIEs.
Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their paid-in
capital, additional
paid-in
capital and PRC statutory reserve, to the Group in the form of loans and advances or cash dividends.

Consolidated Trusts
2.3	Consolidated Trusts
Loans funded by the institutional funding partners in the Group’s loan facilitation business are typically disbursed to the borrowers directly from such partners. However, due to the need of certain institutional funding partners, loans from such funding partners are funded and disbursed indirectly through trusts. Since 2018, several trusts were formed by the Group and third-party trust companies who administer the trusts. The trusts were invested by the Group and third-party trust companies.
The trusts, using the funds received from the trusts’ beneficiaries, fund the loans to the borrowers facilitated by the Group. The trusts provide the returns to their beneficiaries through interest payments made by the borrowers.
The borrowers are charged interests by the trusts. The Group is entitled to the residual profit in the trusts and provides guarantee to the trusts by agreeing to repurchase any loans that are delinquent for more than 60 days whereby the Group absorbs the credit risk of the trusts resulting from borrowers’ delinquencies. The Group determine
s
 that the residual profit or the guarantee represents a variable interest in the trusts through which the Group has the right to receive benefits or the obligation to absorb losses from the trusts that could potentially be significant to the trusts. As the trusts only invest in loans facilitated by the Group and the Group continues to service the loans post origination through a service agreement and has the ability to direct default mitigation activities, the Group has the power to direct the activities of the trusts that most significantly impact the economic performance of the trusts. As a result, the Group is considered the primary beneficiary of the trusts and consolidated the trusts’ assets, liabilities, results of operations and cash flows.
As of December 31, 2020 and 2021, all the loans held by the trusts are personal loans made to the shippers and truckers on the Group’s platforms with an original term up to 12 months. The interest rates of these loans mainly ranged from 20% to 36
% annually. The loans receivable balance associated with the trusts represents the outstanding loans made to the borrowers from the trusts and accrued interests related to those loans. As of December 31, 2020 and 2021, the cumulative delinquent loans repurchased by the Group from the consolidated trusts are in total of RMB51 million and RMB69 million, respectively.

For the years ended December 31, 2019, 2020 and 2021, the provision for loan losses of RMB25 million, RMB29 million and RMB21 million was charged to the consolidated statements of operations and comprehensive loss, respectively.
Interest on loans is accrued and recognized as revenue. The Group determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is discontinued for loans that are past due for more than 90 days. In general, loans receivable is identified as uncollectible when it is determined to be not probable that the balance can be collected.
The following financial statement amounts and balances of the consolidated trusts were included in the consolidated information of VIEs presented above and in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Restricted cash	48,702	3,509
Loans receivable, net	317,022	353,509
Prepaid expenses and other assets	1,009	—

Total Assets	366,733	357,018

	As of December 31,
	2020	2021
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts	31,400	—
Other tax payable	436	839

Total Liabilities	31,836	839

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	68,259	130,380	104,061
Net income	31,335	63,146	22,838

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(371,548)	374,679	(13,793)
Net cash provided by (used in) financing activities	420,100	(388,700)	(31,400)
The consolidated trusts contributed 3%, 5% and 2% of the Group’s consolidated revenue for the years ended 2019, 2020 and 2021 respectively. As of December 31, 2020 and 2021, the consolidated trusts accounted for an aggregate of 1% and 1% of the consolidated total assets, and 2% and 0.0% of the consolidated total liabilities, respectively.
There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company to provide financial support to the consolidated trusts.

The assets of the consolidated trusts can only be used to settle the obligations of the consolidated trusts.

Use of estimates
2.4	Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Group’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Group to revise its estimates. Significant accounting estimates reflected in the Group’s financial statements include the useful lives of intangible assets, impairment of goodwill and intangible assets, valuation of ordinary shares and share options, allowance for loans receivable, and purchase price allocations.

Functional currency and foreign currency translation
2.5	Functional currency and foreign currency translation
The Group uses Renminbi as its reporting currency. The functional currency of the Company is the United States dollar (“US$” or “USD”). The functional currency of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries is RMB or USD as determined based on the economic facts and circumstances.
Transactions denominated in other than the functional currencies are re-measured
into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured
at the balance sheet date exchange rate. The resulting exchange differences are included in the net loss of the statements of operations and comprehensive loss.
Assets and liabilities of the Company and its subsidiaries with functional currency other than RMB are translated into RMB at fiscal year-end
exchange rates. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated at average exchange rates during the fiscal year. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income.

Cash and cash equivalents
2.6	Cash and cash equivalents
Cash and cash equivalents primarily consist of cash on hand and cash in bank which is highly liquid and unrestricted as to withdrawal and use.
Restricted cash
2.7	Restricted cash
The Group’s restricted cash mainly consists of cash held by the consolidated trusts through segregated bank accounts which can only be used to invest in loans or other securities as stipulated in the trust agreements, deposits pledged for bank loans and deposit pledged to a commercial bank for ETC service for a term over one year which is recorded in non-current
restricted cash.

Short-term investments
2.8	Short-term investments
Short-term investments include (i) wealth management products issued by investing banks with guaranteed principal and variable interest rates indexed to the performance of underlying assets and with maturities within one year; (ii) exchange traded fund products; (iii) time deposits with original maturities longer than three months but less than one year. The Group records exchange traded fund products and wealth management products at fair value at each reporting period end. Changes in fair values are included in unrealized gains (losses) from fair value changes of trading securities and derivative assets in the consolidated statements of operations and comprehensive loss. The unrealized gains (losses) will be recorded as investment incomes (losses) when the investments are disposed.

Accounts receivable, net
2.9	Accounts receivable, net
Accounts receivable mainly consists of amount due from the Group’s customers, which are recorded net of allowance for doubtful accounts. The Group performs ongoing credit evaluation of its customers, and assesses allowance for doubtful accounts based on the age of the receivables and factors surrounding the credit risk of specific customers.

Loans receivable, net
2.10	Loans receivable, net
Loans receivable represents loans provided directly by the Group or through the consolidated trusts and the related accrued interests. Loans receivable is reduced by a valuation allowance estimated as of the balance sheet date.
The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in each of the portfolios as of the balance sheet date. The portfolios are determined based on the loan type, the term of the loan, and the repayment schedule. The allowance is estimated for each portfolio based on an assessment of various factors such as historical delinquency rate, size, and other risk characteristics of the portfolio.
The Group writes off loans receivable with a corresponding reduction of the allowance for loans receivable when the loan principal and interest are deemed to be uncollectible.

Property and equipment, net
2.11	Property and equipment, net
Property and equipment is stated at cost less accumulated depreciation and impairment. Property and equipment is depreciated at rates sufficient to write off its costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Furniture, fixtures and equipment	3-5 years
Motor vehicles	4 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term
Repairs and maintenance costs are charged to operating expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the other operating income or expenses of the consolidated statements of operations and comprehensive loss.

Business combinations
2.12	Business combinations
U.S. GAAP requires that all business combinations to be accounted for under the acquisition method. Since its incorporation, the Group adopted ASC 805, Business Combinations. Following the acquisition method, the cost of an acquisition is measured as the aggregate of the fair value at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred.

Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive loss.
The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgments. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons.
Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

Intangible assets, net
2.13	Intangible assets, net
Intangible assets purchased are recognized and measured at cost upon acquisition.
Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Software	5 to 8
Trademarks	10 to 15
Platform	5
Customer relationship	10
Non-compete commitment	8

Goodwill
2.14	Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisitions. The Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if any indication of impairment exists.
Under U.S. GAAP, the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. If the Group chooses to apply a qualitative assessment first, it starts the goodwill impairment test by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Group determines that it is more likely than not the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The Group performs its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. A goodwill impairment will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill.

Application of a goodwill impairment test requires significant management judgments, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Investments in equity investees
2.15	Investments in equity investees
The Group’s investments in equity investees consist of investments in equity securities without readily determinable fair values and equity method investments in privately-held companies.
The Group has elected to measure the investments in equity securities without readily determinable fair values at cost minus impairment, if any, adjusted up or down for observable price changes (i.e., prices in orderly transactions for the identical or similar investment of the same issuer). Any adjustment to the carrying amount is recorded in net income. At each reporting period end, the Group will make a qualitative assessment considering impairment indicators to evaluate whether any of these investments is impaired. If the assessment indicates that the fair value of an investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss.
The Group accounts for common stock or common-stock-equivalent equity investments in entities over which it has significant influence but does not own a majority voting interest or otherwise control using the equity method. The Group generally considers an ownership interest of 20% or higher represents significant influence. Under the equity method, the Group’s shares of the post-acquisition profits or losses of the investees are recognized in the consolidated statements of operations and comprehensive loss and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. When the Group’s shares of losses in an investee equals or exceeds its carrying amount of the investment in the investee, the Group does not recognize further losses, unless the Group has guaranteed the obligations of the investee or is otherwise committed to provide further financial support to the investee. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary.
The Group recorded impairment loss amounting to nil, RMB22,030 and RMB111,567 for investments in equity investees for the years ended December 31, 2019, 2020 and 2021, respectively (note 1
1
).

Other non-current assets
2.16	Other non-current assets
Other non-current assets mainly consist of long-term prepayments for land use right, an office building and equity investment in a private company.
Fair value measurement
2.17	Fair value measurement
Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it transacts and considers assumptions that market participants use when pricing the asset or liability.
The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: market approach, income approach and cost approach.
The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Revenue recognition
2.18	Revenue recognition
The Group derives its revenues principally from shippers’ and truckers’ use of the Group’s platforms in connection with freight matching services and value-added services.
The Group adopted ASC 606, Revenue from Contracts with Customers, for all periods. According to ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, after considering reductions by estimates for refund allowances and discount.
VAT is included in revenue on a gross basis as the Group determines that it is the principal of VAT in the PRC, based on the fact that the Group, as a seller of services, is primarily responsible for fulfilling the promise to pay VAT, which equals the sales amount multiplied by the applicable VAT rate, under the PRC Value Added Tax Provisional Regulations and the Pilot Implementation Measures for the Reform of Business Tax to Value-added Tax. The Group is subject to penalty or any other actions taken by tax authorities if it does not pay VAT assessed on its sales activities timely.
For the years ended December 31, 2019, 2020 and 2021, RMB1,359 million, RMB1,434 million and RMB2,620 million of VAT are included in net revenues, respectively, the majority of which was generated from freight brokerage services.
The Group offers various forms of incentives to the platform shippers and truckers, who are both considered the customers of the Group. Incentives are recorded as reduction of revenue (including deferred revenue, if any). If characterization of those amounts as a reduction of revenue results in negative revenue for a specific customer on a cumulative basis (that is, since the inception of the overall relationship between the Group and the customer), then the amount of the cumulative shortfall is re-characterized
as selling and marketing expense. There is no explicit or implicit service agreements with the respective customer for a future period in relation to the negative amount. For the years ended December 31, 2019, 2020 and 2021, RMB nil, RMB1,726 and RMB87,864 of incentives were recorded in selling and marketing expenses, respectively.
Freight listing services
The Group charges the shippers membership fees for posting orders on the Group’s platforms. Membership fee is prepaid by shippers registered on the Group’s platforms for activating their rights of making orders on the platform. Revenue from membership fee is recognized on a straight-line basis over the term of the membership period or based on the number of orders posted depending on the specific terms in membership agreements.
Freight brokerage services
The Group provides freight brokerage services to shippers registered on its platform, assisting the shippers to identify appropriate truckers and enabling truckers to receive and fulfill on-demand
requests from shippers. As a freight broker, the Group enters into a shipping contract with the shipper and a contract with a trucker matched by the platform or designated by the shipper, as the case may be, to fulfill the shipping order.
The Group concludes that it acts as an agent in the provision of shipping services as it is not responsible for fulfilling the promise to provide the shipping services, nor does the Group have the ability to control the related services. Specifically, the Group does not have the ability to control the shipping services provided by truckers due to: (i) the Group does not pre-purchase
or otherwise obtain control of the truckers’ services prior to their transfer to the shippers; (ii) the Group does not guarantee a shipping order could be taken by a trucker; (iii) the Group cannot direct the truckers to accept, decline or disregard a shipping order. The service fee earned by the Group is the difference between the amount paid by the shipper and the amount earned by the trucker, which are both fixed at the time a transaction is entered into. The revenue is recognized on a net basis at the point of fulfillment of the shipping order as this is when control of the services provided by the Group is transferred to the shipper, considering the shipper has the right to cancel the shipping order at any point as long as the cancellation is agreed by the trucker with no payment to the Group, and the Group would need to reperform substantially all the activities completed prior to the cancellation if it is to fulfill the remaining performance obligation to the shipper, and the fulfillment of a shipping order generally takes no greater than three days.
Transaction commission
From August 2020, the Group started charging commissions from truckers when they take orders originating from certain cities. The commission fee charged for an order is computed based on the shipping fee of such shipping order. The commission is recognized as revenue upon the shipper and the trucker reach an agreement.
Credit solutions
The Group provides loans using its own fund or through the consolidated trusts to the shippers and truckers registered on the Group’s platform to cater to their essential needs and increase their stickiness and engagement on the Group’s platform. The Group recognizes the fees and interests charged to the borrowers as “credit solutions revenue” over the lifetime of the loans using the effective interest method.

The Group also facilitates loans to the shippers and truckers registered on its platform for certain institutional funding partners. For loans facilitated by the Group, the Group may provide guarantee services to its institutional funding partners whereby in the event of default, the institutional funding partners are entitled to receive unpaid interest and principal from the Group. The loans receivable balance subject to the guarantee services of the Group as of December 31, 2020 and 2021 was RMB45 million and RMB209 million. Given that the Group effectively takes on all of the credit risk of the borrowers and are compensated by the service fees charged, the guarantee is deemed as a service and the guarantee exposure is recognized as a stand-ready obligation in accordance with ASC 460, Guarantees.
The Group determines that both the institutional funding partners and the borrowers are its customers pursuant to the contractual terms among the Group, the borrowers and the institutional funding partners. For each loan facilitated on the platform, the Group considers the loan facilitation service, post origination service and guarantee service it provides as separate performance obligations because they are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from one another in the contracts.
The Group determines the total transaction price to be the service fees chargeable from the borrowers and the institutional funding partners.
The Group first allocates the transaction price to the fair value of guarantee liabilities, if any, in accordance with ASC 460, and then allocates the remaining considerations to the loan facilitation services and post origination services based on their relative standalone selling prices. As the Group does not have observable standalone selling price information for the loan facilitation services or post origination services, or direct observable standalone selling prices for similar services in the market, the Group uses expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post-origination services for transaction price allocation. In estimating its standalone selling prices for the loan facilitation services and post origination services, the Group considers various factors including the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors.
For each type of service, the Group recognizes revenue when the service is rendered. Revenues from loan facilitation services are recognized at the time a loan is originated between the institutional funding partner and the borrower and the principal loan balance is transferred to the borrower, at which time the facilitation service is considered completed. Revenues from post origination services are recognized on a straight-line basis over the term of the underlying loans as the post-origination services including payment reminder calls and collection services are a series of distinct services that are provided to the institutional funding partners over the term of the underlying loans. Revenues from guarantee services are recognized at the expiry of the guarantee term. For the years ended December 31, 2019, 2020 and 2021, revenue from guarantee services was
RMB0.4
 million
, RMB5.5
million

and RMB31.2

million
, respectively.
Other value-added services
Other services provided by the Group mainly comprise agency services provided to insurance companies, highway authorities, gas station operators and automakers and dealers in their businesses to meet various needs of shippers and truckers. Revenue is recognized when service is rendered.

Multiple performance obligations
When certain service contracts are combined as one arrangement for revenue recognition purposes and the entire arrangement contains more than one performance obligation, the Group allocates the total transaction price to each performance obligation in an amount based on the relative standalone selling prices of the promised services underlying each performance obligation. In these instances, as the Group frequently sells each type of service with observable standalone selling prices, the observable standalone sales are used to determine the standalone selling price of each performance obligation.
Disaggregation of revenues
For the years ended December 31, 2019, 2020 and 2021, all of the Group’s revenues were generated in the PRC. The disaggregated revenues by revenue streams and timing of transfer of services were as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Freight matching services(1)	1,769,756	1,947,016	3,946,882
Freight brokerage-satisfied at a point of time	1,292,496	1,365,207	2,497,779
Freight listings-satisfied over time	477,260	538,665	753,031
Transaction commission-satisfied at a point of time	—	43,144	696,072
Value-added services(1)	703,305	633,804	710,137
Credit solutions-satisfied over time	484,904	472,841	520,086
Other value-added services-satisfied at a point of time	218,401	160,963	190,051

Total net revenues	2,473,061	2,580,820	4,657,019

(1)
RMB1,320 million and RMB39
million, RMB1,398 million and RMB36 million, RMB2,580 million and RMB40 million of net revenues were attributable to VAT for freight matching services and value-added services for the years ended December 31, 2019, 2020, and 2021, respectively. The VAT for freight matching services is primarily related to VAT incurred for freight brokerage services, which is assessed based on the total transaction price with the shipper, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group.

Contract balances
Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services, customers are required to pay before the services are delivered.
Accounts receivable represents amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied its performance obligation and has the unconditional right to payment.

Contract liabilities are recognized if the Group receives consideration in advance of performance, which is mainly related to the freight listing services. The Group expects to recognize the
 majority of this balance as revenue over the next 12 months. The contract liabilities of the Group as of December 31, 2020 and 2021 are listed in the table below.

	As of December 31,
	2020	2021
	RMB	RMB
Contract balances
Freight listings	315,761	377,468
Others	4,163	5,768

Total	319,924	383,236

As of December 31, 2020 and 2021, the amount of guarantee liabilities related to loan guarantee services was immaterial.

Cost of revenues
2.19	Cost of revenues
Cost of revenues primarily consists of VAT, related tax surcharges and other tax costs, net of the VAT refund from government authorities, payroll and related expenses for employees involved in operating the Group’s platforms, technology service fee, and commission fee paid to third party payment platform as well as funding costs related to credit solution services.
VAT cost is primarily related to freight brokerage services, and is assessed based on the total transaction price with the shipper, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group. The Group operates its freight brokerage business with the road transportation license obtained from the government, which requires the Group to pay VAT at a rate of approximately 9% pursuant to the relevant VAT regulations for transportation service segment. The Group receives partial VAT refunds from local financial bureaus as an incentive for developing the local economy and business, which is recorded as a reduction of the VAT cost.
Gross amount of VAT and the refund amount from local financial bureaus included in cost of revenues are as the following:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Gross VAT	1,813,946	1,832,598	3,510,749
Less: VAT refund	(860,746)	(938,689)	(1,559,814)

VAT, net	953,200	893,909	1,950,935

Sales and marketing expenses
2.20	Sales and marketing expenses
Sales and marketing expenses consist of advertising expenses, payroll and related expenses for employees involved in sales and marketing functions and amortization of trademarks. The advertising and marketing expenses amounted to
RMB77,267, RMB57,296 and RMB125,507 for
the
years ended December 31, 2019, 2020 and 2021, respectively.

Research and development expenses
2.21	Research and development expenses
Research and development expenses primarily consist of technology infrastructure expenses related to research and development activities, payroll and related expenses for employees involved in platform development and internal-use
system support, charges for the usage of the server and computer equipment in relation to the research and development activities.

General and Administrative expenses
2.22	General and Administrative expenses
General and administrative expenses primarily consist of compensation costs for executive management and administrative employees, daily operating expenses and allowance for doubtful accounts.

Operating leases
2.23	Operating leases
Leases where substantially all the rewards and risks of ownership of assets remain with the leasing group are accounted for as operating leases. Payments made under operating leases net of any incentives from the leasing group are charged to the consolidated statements of operations and comprehensive loss on a straight-line basis over the leasing periods.

Share-based compensation
2.24	Share-based compensation
The Group accounts for share options granted to employees and directors as a lability award or an equity award in accordance with ASC 718, Stock Compensation.
Options granted generally vest upon satisfaction of service conditions over the following several years. They are measured at the grant date and recognized as compensation cost over the vesting periods, with the corresponding credit recorded as additional paid-in
capital (“APIC”). Certain options were subject to an exercisability clause where employees could only exercise vested options upon the occurrence of the public trading of the Company’s ordinary shares, which substantially created a performance condition. The Group did not record any compensation expense for such options before the completion of USIPO.
According to ASC 718, a change in any of the terms or conditions of equity-based awards shall be accounted for as a modification of the award. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified. For vested options, the Group would recognize incremental compensation cost on the date of modification and for unvested options, the Group would recognize, prospectively and over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award.
Options or similar instruments on shares are classified as liabilities instead of equity if either of the following conditions is met: the underlying shares are classified as liabilities; or the options or similar instruments must be settled in cash or the grantee can require the entity to settle in cash.
The Group measures a liability award under a share-based payment arrangement based on the award’s fair value remeasured at each reporting date until the date of settlement. Compensation costs for each period until settlement are based on the change in the fair value of the instrument at each reporting date.

Loss per share
2.25	Loss per share
Basic loss per share is computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted
basis. Accordingly, the Company uses the
two-class
method of computing earnings per share, whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share net income for the period. Undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss of the Group.
Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable preferred shares, share options and restricted shares, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the convertible redeemable preferred shares is computed using the as-if-converted
method; the effect of the stock options and restricted shares is computed using the treasury stock method.

Government grants

2.26	Government grants
Government grants include cash subsidies received by the Group’s entities in the PRC from local governments as incentives for operating business in certain local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purpose. Cash subsidies are included in other operating income and recognized when received.

Taxation
2.27	Taxation
The Group is subject to value-added taxes at the rate of 6%, 9% or 13% in PRC. The value-added tax payable is the balance of the taxes the Group is liable for, which is primarily incurred for freight brokerage services and assessed based on the total shipping transaction price, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group. The VAT taxes are also from the Group’s sales of other goods or services and primarily levied on the sales price the Group charges for such goods or services at applicable rates. Deductible input taxes that reduce the tax payable are from the Group’s purchases of goods or services and based on the cost and expenses the Group incurs at their applicable rates. The VAT balances are recorded in prepayments and other assets or other tax payable on the consolidated balance sheets.
Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statement, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statement of operations and comprehensive loss in the period of the enactment of the change.

Segment reporting
2.28	Segment reporting
The Group uses management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.
The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.

The Group’s long-lived assets are all located in the PRC and all of the Group’s revenues are derived from the PRC. Therefore, no geographic information is presented.

Comprehensive loss
2.29	Comprehensive loss
Comprehensive loss is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive loss is reported in the consolidated statement of operations and comprehensive loss. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheet consists of accumulated foreign currency translation adjustments.

Recent accounting pronouncements
2.30	Recent accounting pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842), which requires lessees to recognize leases on balance sheet and disclose key information about lease arrangements. The new standard establishes a right-of-use
(ROU) model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with terms of longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. In 2020, the FASB issued ASU
2020-05
to amend the effective date for ASU
2016-02.

The Group will adopt the ASU on January 1, 2022 using the optional transition method to apply the new lease requirements through a cumulative-effect adjustment in the period of adoption. The Group expects to recognize ROU assets of approximately RMB130 million and the related lease liabilities of approximately RMB119 million for operating leases.
In June 2016, the FASB issued ASU
2016-13,
Financial Instrument — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized.
O
n November 19, 2019, the FASB issued ASU
2019-10
to amend the effective date for ASU
2016-13.
The Group expects to adopt the ASU from the fiscal year beginning after December 15, 2022 and does not expect the adoption of this ASU to have a significant impact on its consolidated financial statements.
On October 28, 2021, the FASB issued ASU 2021-08 which amends ASC 805 to add contract assets and contract liabilities to the list of exceptions to the recognition and measurement principles that apply to business combinations and to require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. The Group expects to adopt the ASU from the fiscal year beginning after December 15, 2023 and does not expect the adoption of this ASU has a significant impact on its consolidated financial statements.

Convenience translation
2.31	Convenience translation
The Group’s business is primarily conducted in China and almost all of its revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the then current exchange rates, for the convenience of the readers. Translations of balances in the consolidated balance sheet, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into US dollars as of and for the year ended December 3
1
, 2021 are solely for the convenience of the readers and were calculated at the rate of US$
1.00
=RMB6.3726 representing the noon buying rate set forth in the H.10 statistical release of the U.S as of December 3
0
, 2021.